Consolidated Statements of Financial Position - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
ASSETS
NON-CURRENT ASSETS	€ 87,053	€ 84,284
Intangible assets	12,017	11,725
Goodwill	18,471	16,519
Property, plant and equipment	23,714	22,725
Rights of use	8,279	7,579
Investments accounted for by the equity method	11,587	12,773
Financial assets and other non-current assets	8,101	7,347
Deferred tax assets	4,884	5,616
CURRENT ASSETS	22,589	24,929
Inventories	1,546	1,749
Receivables and other current assets	9,134	8,287
Tax receivables	2,213	2,120
Other current financial assets	2,444	3,835
Cash and cash equivalents	7,245	8,580
Non-current assets and disposal groups held for sale	7	358
Total allocated assets	109,642	109,213
EQUITY AND LIABILITIES
EQUITY	31,708	28,684
Equity attributable to equity holders of the parent and other holders of equity instruments	25,088	22,207
Equity attributable to non-controlling interests	6,620	6,477
Non current liabilities	54,834	55,034
Non-current financial liabilities	35,059	35,290
Non-current lease liabilities	6,657	6,391
Payables and other non-current liabilities	3,546	3,089
Deferred tax liabilities	3,067	2,602
Non-current provisions	6,505	7,662
Current liabilities	23,100	25,495
Current financial liabilities	4,020	7,005
Current lease liabilities	2,020	1,679
Payables and other current liabilities	13,509	13,210
Current tax payables	1,920	2,026
Current provisions	1,631	1,441
Liabilities associated with non-current assets and disposal groups held for sale	0	134
TOTAL EQUITY AND LIABILITIES	€ 109,642	€ 109,213